Partnership Equity And Distributions (Tables)	12 Months Ended
Dec. 31, 2011
Partnership Equity And Distributions [Abstract]
Cash Distribution

Payment Date	Per Unit Distribution	Total Cash Distribution
		(Millions)
November 14, 2011	$0.6400	$34.9
August 12, 2011	$0.6325	$34.0
May 13, 2011	$0.6250	$33.4
February 14, 2011	$0.6175	$30.0
November 12, 2010	$0.6100	$27.4
August 13, 2010	$0.6100	$25.3
May 14, 2010	$0.6000	$24.6
February 12, 2010	$0.6000	$24.6
November 13, 2009	$0.6000	$22.6
August 14, 2009	$0.6000	$22.6
May 15, 2009	$0.6000	$20.1
February 13, 2009	$0.6000	$20.1